Financial Instruments by Category	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Instruments by Category
6.	FINANCIAL INSTRUMENTS BY CATEGORY
The following tables show the financial assets and liabilities by category of financial instrument and a reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Other receivables” and “Accounts payable” contain both financial instruments and non-financial
assets and liabilities (such as tax receivables, and receivables and payables in kind, among other) reconciliation is presented in the columns headed
“Non-financial
assets” and
“Non-financial
Liabilities”.
Financial Assets

	2021
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss		Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	22,635	—		22,635	61,790	84,425
Trade receivables (2)	158,487	—		158,487	—	158,487
Investment in financial assets	43,514	10,032		53,546	—	53,546
Cash and cash equivalents	32,489	30,189		62,678	—	62,678

	257,125	40,221		297,346	61,790	359,136

	2020
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss		Subtotal Financial Assets	Non-financial Assets	Total

Other receivables (1)	15,391	—		15,391	35,029	50,420
Trade receivables (2)	136,057	—		136,057	—	136,057
Investment in financial assets	19,052	9,882	(3)	28,934	—	28,934
Cash and cash equivalents	20,032	34,586		54,618	—	54,618

	190,532	44,468		235,000	35,029	270,029

	2019
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss		Subtotal Financial Assets	Non-financial Assets	Total

Other receivables (1)	19,078	—		19,078	29,892	48,970
Trade receivables (2)	139,982	—		139,982	—	139,982
Investment in financial assets	—	8,370		8,370	—	8,370
Cash and cash equivalents	59,062	7,038		66,100	—	66,100

	218,122	15,408		233,530	29,892	263,422

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.
(3)	Granted guarantees for contractual commitments with Exmar. See Notes 34.d) and 34.e).

Financial Liabilities

	2021
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	55,622	—	55,622	—	55,622
Loans	757,215	—	757,215	—	757,215
Other liabilities	4,436	—	4,436	—	4,436
Accounts payable	195,423	—	195,423	7,016	202,439

	1,012,696	—	1,012,696	7,016	1,019,712

	2020
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	46,270	—	46,270	—	46,270
Loans	678,306	—	678,306	—	678,306
Other liabilities	12,023	—	12,023	—	12,023
Accounts payable	139,219	—	139,219	5,874	145,093

	875,818	—	875,818	5,874	881,692

	2019
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	61,780	—	61,780	—	61,780
Loans	526,760	—	526,760	—	526,760
Other liabilities	2,013	—	2,013	—	2,013
Accounts payable	149,880	—	149,880	1,180	151,060

	740,433	—	740,433	1,180	741,613

Gains and losses on financial and
non-financial
instruments are allocated to the following categories:

	2021
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	16,880	—	16,880
Interest loss	(71,870)	—	(71,870)
Net financial accretion	(13,628)	—	(13,628)
Net exchange differences	23,012	—	23,012
Fair value loss on financial assets at fair value through profit or loss	—	10,869	10,869
Result from derivative financial instruments	—	(1,048)	(1,048)
Results from transactions with financial assets	—	—	—
Result from financial instruments exchange	—	—	—
Result from debt exchange (2)	1,855	—	1,855
Result from net monetary position	12,384	—	12,384

	(31,367)	9,821	(21,546)

	2020
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	7,363	—	7,363
Interest loss	(65,821)	—	(65,821)
Net financial accretion	(8,794)	—	(8,794)
Net exchange differences	36,102	—	36,102
Fair value loss on financial assets at fair value through profit or loss	—	3,862	3,862
Result from derivative financial instruments	—	(860)	(860)
Results from transactions with financial assets	—	9,786	9,786
Result from financial instruments exchange (1)	—	1,330	1,330
Result from debt exchange (2)	(2,097)	—	(2,097)
Result from net monetary position	7,828	—	7,828

	(25,419)	14,118	(11,301)

	2019
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	7,665	—	7,665
Interest loss	(48,136)	—	(48,136)
Net financial accretion	(5,592)	—	(5,592)
Net exchange differences	47,935	—	47,935
Fair value loss on financial assets at fair value through profit or loss	—	(1,449)	(1,449)
Result from derivative financial instruments	—	(293)	(293)
Results from transactions with financial assets	—	—	—
Result from financial instruments exchange	—	—	—
Result from debt exchange	—	—	—
Result from net monetary position	5,904	—	5,904

	7,776	(1,742)	6,034

(1)	See Note 6 “Public securities and public debt restructuring”.
(2)	See Note 21.
Fair value measurements
IFRS 13 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, independent parties in an arm’s length transaction. All financial instruments recognized at fair value (including loans whose fair value is disclosed in Note 6 “Fair value of financial assets and financial liabilities measured at amortized cost”) are assigned to one of the valuation hierarchy levels specified under IFRS 13. This valuation hierarchy comprises 3 levels.
In the case of Level 1, valuation is based on unadjusted quoted prices in active markets for identical financial assets or liabilities that the Group can refer to at the end of the period. A market is deemed active if transactions take place with sufficient frequency and in sufficient quantity for price information to be available on an ongoing basis. Since a quoted price in an active market is the most reliable indicator of fair value, this should always be used if available. Financial instruments assigned by the Group to this level comprise investments in listed mutual funds and public securities.
In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. The Group has not valued financial instruments under this category.
In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors, which market players would consider in their pricing. The Group uses the best available information for this, including internal company data. The Group has not valued financial instruments under this category.

The tables below show the Group’s financial assets measured at fair value as of December 31, 2021, 2020 and 2019 and their allocation to their fair value levels.

	2021
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	10,032	—	—	10,032

	10,032	—	—	10,032

Cash and cash equivalents:
- Mutual funds	30,189	—	—	30,189

	30,189	—	—	30,189

	40,221	—	—	40,221

	2020
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1) (2)
- Public securities	9,882	—	—	9,882

	9,882	—	—	9,882

Cash and cash equivalents:
- Mutual funds	34,586	—	—	34,586

	34,586	—	—	34,586

	44,468	—	—	44,468

	2019
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	8,370	—	—	8,370

	8,370	—	—	8,370

Cash and cash equivalents:
- Mutual funds	7,038	—	—	7,038

	7,038	—	—	7,038

	15,408	—	—	15,408

(1)	See Note 14.
(2)	Granted guarantees for contractual commitments with Exmar. See Notes 34.d) and 34.e).
The Group has no financial liabilities measured at fair value through profit or loss.
Public securities and public debt restructuring
On April 6, 2020, Decree No. 346/2020 was published in the BO, which deferred payments of interest services and capital of national public debt instrumented by dollar-denominated securities governed by Argentine law until December 31, 2020, or until such previous date established by the Ministry of Economy considering the degree of progress and execution of the public debt sustainability restoration process. This included the BONAR 2020. Among the exceptions established by such Decree are the “Natural Gas Program Bonds” issued through Joint Resolution No. 21/2019 of the Secretariat of Finance and Secretariat of Treasury, of which the Group is a creditor, which are valued at amortized cost (see Note 36). Later, on July 17, 2020, the Ministry of Economy informed through a press release that it had submitted to the Argentine Congress a Bill to restore the sustainability of the external public debt instrumented by
US-denominated
securities governed by argentine law.
Additionally, on April 22, 2020, the Argentine Government announced a proposal for restructuring public securities governed by foreign law under Decree No. 391/2020, which included BONAR 2021. On the same date, the Argentine Government failed to pay interest due on certain global bonds, among which were BONAR 2021. On May 6, 2020, the Group adhered to the restructuring proposal. Later, on July 6, 2020 and pursuant to Decree No. 582/2020, the Argentine Government filed an amendment to the terms and conditions established in Decree No. 391/2020.

On August 4, 2020, the Argentine Government reached an agreement with the representatives of the Ad Hoc Group of Argentine Bondholders, Argentina’s Creditors Committee and the Exchange Bondholder Group and other holders. On August 18, 2020, the Argentine Government issued Decree No. 676/2020, amending the terms and conditions of the proposal in order to reflect the improvements agreed with the creditors holding foreign law-goverened
bonds.
On August 31, 2020, the Argentine Government informed the results of the restructuring of the Public Securities issued under foreign law, announcing it had obtained the required consents to exchange and/or modify 99.01% of the total outstanding principal amount of all the series of eligible bonds issued under the 2005 and 2016 indenture.
As a result of this deal, YPF exchanged its BONAR 2020 and BONAR 2021 for new Bonds 2029 and 2030, which are valued at fair value with changes in results, and recorded a gain of 1,330 (see Note 28).
Fair value estimates
In fiscal year ended December 31, 2021, changes in commercial and economic circumstances did not significantly affect the fair value of the Group’s financial assets and liabilities, whether measured at fair value or amortized cost.
The Group’s policy is to acknowledge transfers among the several categories of valuation hierarchies when occurred, or when there are changes in the prevailing circumstances requiring such transfer. During the years ended December 31, 2021, 2020 and 2019, there were no transfers between the different hierarchies used to determine the fair value of the Group’s financial instruments.
Fair value of financial assets and financial liabilities measured at amortized cost
The estimated fair value of loans, considering unadjusted listed prices (Level 1) for NO and interest rates offered to the Group (Level 3) for the other financial loans remaining, amounted to 562,653, 560,267 and 476,750 as of December 31, 2021, 2020 and 2019, respectively.
The fair value of other receivables, trade receivables, investment in financial assets, cash and cash equivalents, other liabilities and accounts payable at amortized cost, do not differ significantly from their book value.